Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenue	$ 323,071	$ 303,336	$ 310,295
Cost of revenue	186,658	169,213	178,435
Gross profit	136,413	134,123	131,860
Operating expenses:
Research and development	44,588	36,752	36,121
Selling, general and administrative	52,004	45,688	48,103
Litigation settlement	7,250
Contingent consideration	(577)	(3,922)	210
Restructuring charges	1,060	1,862	1,499
Total operating expenses	104,325	80,380	85,933
Income from operations	32,088	53,743	45,927
Other (expense) income:
Warrant liability (expense) gain	(4,312)	3,175	(5,080)
Class B conversion liability expense		(44,119)	(39,737)
Interest expense	(817)	(695)	(1,561)
Other income - related party	372	185
Other (expense) income, net	(4,757)	(41,454)	(46,378)
Income (loss) before income taxes	27,331	12,289	(451)
Income tax provision	9,135	15,953	1,319
Income (loss) from continuing operations	18,196	(3,664)	(1,770)
Income from discontinued operations			754
Net income (loss)	18,196	(3,664)	(1,016)
Accretion to redemption value of redeemable preferred stock and participating stock dividends		(2,616)	(80,452)
Net income (loss) attributable to common stockholders	$ 18,196	$ (6,280)	$ (81,468)
Basic income (loss) per common share:
Income (loss) from continuing operations	$ 0.40	$ (0.25)	$ (54.63)
Income from discontinued operations			$ 0.50
Net income (loss) - basic	$ 0.40	$ (0.25)	$ (54.13)
Diluted income (loss) per common share:
Income (loss) from continuing operations	$ 0.39	$ (0.25)	$ (54.63)
Income from discontinued operations			$ 0.50
Net income (loss) - diluted	$ 0.39	$ (0.25)	$ (54.13)
Shares used to compute net income (loss) per common share:
Basic	45,916	24,758	1,505
Diluted	47,137	24,758	1,505